Intangible assets other than goodwill - Schedule of Estimated Future Amortization Expense (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets, Net (Excluding Goodwill) [Abstract]
2013	$ 24,581	$ 39,879
2014	111,945	54,246
2015	111,945	54,246
2016	111,945	54,246
2017	111,945	54,246
Thereafter	432,244	115,157
Intangible assets, net	$ 904,605	$ 372,020	$ 241,621